Inventories	12 Months Ended
Dec. 31, 2015
Inventories [Abstract]
Inventories
5.	Inventories:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Lubricants	739	-
Bunkers	2,241	-
Total	2,980	-